Goodwill and intangible assets - Impairment of reporting units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and intangible assets
Goodwill	$ 625,129	$ 605,834	$ 539,288
Loss on Impairment	92,627	$ 3,181
Colorado
Goodwill and intangible assets
Goodwill	32,324
Loss on Impairment	32,324
Maine
Goodwill and intangible assets
Goodwill	2,688
Loss on Impairment	2,688
Maryland
Goodwill and intangible assets
Goodwill	65,741
Loss on Impairment	24,366
Massachusetts
Goodwill and intangible assets
Goodwill	26,156
Loss on Impairment	26,156
Michigan
Goodwill and intangible assets
Goodwill	3,953
Loss on Impairment	3,953
North Dakota and Oregon
Goodwill and intangible assets
Goodwill	2,212
Loss on Impairment	2,212
Oregon
Goodwill and intangible assets
Goodwill	928
Loss on Impairment	$ 928